Note 18 - Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
18.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

The Company's financial instruments consist of cash, short-term investments, accounts receivable, and accounts payable and accrued liabilities. Unless otherwise noted, it is management's opinion that the Company is not
exposed to significant interest risk arising from these financial instruments. The Company estimates that the fair value of these instruments approximates fair value due to their short term nature.

The Company has classified financial assets and (liabilities) as follows at
December 31:

	2017	2016	2015
Fair value through profit or loss, measured at fair value:
Cash	$4,974,478	$14,376,282	$14,409,996
Short-term investments	-	589,275	-
Loans and receivable, measured at amortized cost:
Accounts receivable	493,925	292,849	-
Other liabilities, measured at amortized cost:
Accounts payable and accrued liabilities	(810,593)	(1,624,344)	(515,421)

Financial instruments recorded at fair value on the balance sheet are classified using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. The fair value hierarchy has the following levels:

Level
1
- valuation based on quoted prices (unadjusted) observed in active markets for identical assets or liabilities.

Level
2
- valuation techniques based on inputs other than quoted prices included in Level
1
that are observable for the asset or liability either directly or indirectly.

Level
3
- valuation techniques based on inputs for the asset or liability that are not
based on observable market data.

Cash was determined using level
1
inputs. Short-term investments were determined using level
2
inputs.

Credit Risk
The Company is exposed to credit risk associated with its accounts receivable. The Company has accounts receivable from both governmental and non-governmental agencies. Credit risk is minimized substantially by ensuring the credit worthiness of the entities with which it carries on business. Credit terms are provided on a case by case basis. The Company has not
experienced any significant instances of non-payment from its customers.
No
provision has been made for potentially uncollectable amounts.

The Company's accounts receivable ageing at
December 31
was as follows:

	2017	2016	2015
Current	$330,731	$125,610	$-
31 - 60 days	56,094	16,346	-
61 - 90 days	-	75,816	-
> 90 days	107,100	75,077	-
	$493,925	$292,849	$-

Exchange Rate Risk
The functional currency of each of the entities included in the accompanying consolidated financial statements is the local currency where the entity is domiciled. Functional currencies include the US, Singapore and Canadian dollar. Most transactions within the entities are conducted in functional currencies. As such, none
of the entities included in the consolidated financial statements engage in hedging activities. The Company is exposed to a foreign currency risk with the Canadian and Singapore dollar. A
10%
change in the Canadian and Singapore dollar would increase or decrease other comprehensive loss by
$260,175.

Liquidity Risk
The Company currently does
not
maintain credit facilities. The Company's existing cash and cash resources are considered sufficient to fund operating and investing activities beyond one
year from the issuance of these consolidated financial statements.